Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants
Schedule of Warrant Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2020	353,250	$2.40	0.85
Exercisable – December 31, 2020	353,250	$2.40	0.85	$-
Granted	1,286,500	$-
Forfeited or Expired	-	$-
Outstanding – June 30, 2021	1,639,750	$2.09	2.39
Exercisable – June 30, 2021	1,639,750	$2.09	2.39	$8,467,388